Disclosure of number and weighted average exercise prices of other equity instruments (Part 1) (Details) - SCL Equity Plan [Member] - Restricted stock units [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 $ / shares
Summary of restricted share units activity [Line Items]
Unvested, beginning balance	1,407	0	0
Granted (in shares)	2,337	1,412	0
Vested (in shares)	(244)	0	0
Forfeited (in shares)	(137)	(5)	0
Unvested, ending balance	3,363	1,407	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 4.44	$ 4.99	$ 0	$ 0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	4.11	4.99	0
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	4.09	0	0
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares	$ 4.97	$ 4.99	$ 0